2. LOANS: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2019	December 31, 2018

Consumer Loans	$ 33,786,152	$ 28,218,125
Real Estate Loans	1,259,471	1,189,848
Sales Finance Contracts	2,301,970	1,607,609
Total	$ 37,347,593	$ 31,015,582